Research and Development	12 Months Ended
Jun. 30, 2013
Research and Development [Abstract]
Research and Development
Research and Development
Research and development costs amounted to $406,613 in 2013, $365,703 in 2012 and $359,456 in 2011. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $58,916 in 2013, $43,658 in 2012 and $61,327 in 2011. These costs are included in the total research and development cost for each of the respective years.